Corporate aircraft capital lease	12 Months Ended
Dec. 31, 2014
Corporate aircraft capital lease [Abstract]
Corporate aircraft capital lease

13. Corporate aircraft capital lease

On October 23, 2012, the Group entered into an agreement with Minsheng Hongtai (Tianjin) Aircraft Leasing Co., Ltd. (“Minsheng”) to lease a corporate aircraft. The corporate aircraft was delivered on September 12, 2013, and the capital lease commenced on September 15, 2013 (the “Commencement Date”). The lease has an eight year term and expires on September 15, 2021. The Group has to make 32 quarterly lease payments of US$1,426,435 starting from the Commencement Date. In 2012, Henan Xinyuan paid a deposit in the amount of US$6.7 million to Minsheng. Upon the expiration of the lease agreement, the deposit in the amount of US$6.7 million may be used as full and final payment to Minsheng to purchase the corporate aircraft. The effective interest rate for the capital lease obligation is 10.47%.

Capital lease obligations are summarized as follows:

December 31, 2014
US$
Capital lease obligations, net of current maturities	23,499,642
Current maturities of capital lease obligations	3,010,201
Total capital lease obligations	26,509,843